Income Taxes (Schedule Of Deferred Tax Assets And Valuation Allowance) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Net Operating Loss Carryforwards	$ 44,843,000	$ 43,844,000	$ 41,184,000
Stock Compensation Expense	540,000	1,191,000	1,608,000
Book Tax Differences on Assets and Liabilities	227,000	464,000	195,000
Valuation Allowance	(45,610,000)	(45,499,000)	(42,987,000)
Net Deferred Tax Assets